UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-8323

Seix Funds, Inc.

(Exact name of registrant as specified in charter)

300 Tice Blvd, Woodcliff Lake, NJ	07677
(Address of principal executive offices)	(Zip code)

Christina Seix, Chairman of the Board, Principal Executive Officer  300 Tice Blvd, Woodcliff Lake, NJ  07677

(Name and address of agent for service)

Registrant’s telephone number, including area code:     201-391-0300

Date of fiscal year end:     10/31/2004

Date of reporting period:     7/31/2004

Item 1. Schedule of Investments. -

Seix Funds, Inc.

Seix Core Bond Fund

Portfolio of Investments (unaudited)

July 31, 2004

	Coupon Rate	Maturity	Par/Face	Value (a)

U.S. GOVERNMENT & AGENCY OBLIGATIONS: 63.5%
U.S. Treasury Obligations: 30.0%
U.S. Treasury Bond	5.375%	02/15/2031	4,135,000	$4,235,145
U.S. Treasury Inflation Indexed Bond	1.875%	07/15/2013	3,473,584	3,457,300
U.S. Treasury Note	1.875%	09/30/2004	590,000	590,461
U.S. Treasury Note	2.125%	08/31/2004	630,000	630,443
U.S. Treasury Note	2.125%	10/31/2004	1,790,000	1,792,868
U.S. Treasury Note	2.250%	07/31/2004	5,490,000	5,490,000
U.S. Treasury Note	3.875%	02/15/2013	150,000	144,955
U.S. Treasury Note	4.750%	05/15/2014	160,000	163,431
				16,504,603
U.S. Government Agency Obligations And Pass-Through Certificates: 9.6%
FHLMC	8.500%	03/01/2020	2,324	2,517
FHLMC TBA	5.500%	08/01/2034	591,000	592,847
FNMA	6.500%	02/01/2029	56,605	59,112
FNMA TBA	4.500%	08/01/2019	1,283,000	1,261,751
FNMA TBA	5.000%	08/01/2019	1,683,000	1,695,097
FNMA TBA	5.500%	08/01/2019	1,146,000	1,176,799
GNMA TBA	5.500%	08/01/2034	532,000	534,992
				5,323,115
U.S. Government Agency Collateralized Mortgage Obligations: 23.9%
FHLMC - Pool # 11375	6.000%	12/01/2018	87,050	91,022
FHLMC - Pool # 20424	5.000%	01/01/2034	279,518	272,543
FHLMC - Pool # 76371	5.000%	02/01/2033	764,421	747,008
FHLMC - Pool # A11080	5.000%	07/01/2033	272,748	266,536
FHLMC - Pool # A17520	6.000%	01/01/2034	131,819	135,301

FHLMC - Pool # A17991	6.000%	01/01/2034	74,598	76,569
FHLMC - Pool # A19701	6.500%	03/01/2034	86,767	90,735
FHLMC - Pool # A23686	6.000%	06/01/2034	289,725	297,378
FHLMC - Pool # B10460	4.500%	10/01/2018	438,827	432,629
FHLMC - Pool # C012672	6.000%	10/01/2033	52,152	53,529
FHLMC - Pool # C01649	5.500%	10/01/2033	142,367	143,153
FHLMC - Pool # C55998	6.500%	10/01/2029	66,293	69,325
FHLMC - Pool # C79584	5.500%	05/01/2033	24,700	24,836
FHLMC - Pool # C79613	5.000%	06/01/2033	154,059	150,550
FHLMC - Pool # C79946	5.500%	06/01/2033	192,050	193,111
FNMA - Pool # 254516	6.500%	09/01/2032	21,697	22,658
FNMA - Pool # 254639	6.500%	02/01/2033	54,031	56,424
FNMA - Pool # 254724	5.000%	04/01/2033	44,996	43,907
FNMA - Pool # 254779	7.000%	05/01/2033	36,039	38,088
FNMA - Pool # 254923	7.000%	08/01/2033	47,291	49,980
FNMA - Pool # 254974	7.000%	10/01/2033	40,576	42,884
FNMA - Pool # 255001	6.500%	11/01/2033	58,739	61,341
FNMA - Pool # 255296	6.500%	06/01/2034	24,371	25,450
FNMA - Pool # 303076	6.500%	09/01/2024	38,111	39,799
FNMA - Pool # 313877	6.500%	12/01/2027	11,017	11,536
FNMA - Pool # 323835	6.500%	05/01/2029	75,068	78,394
FNMA - Pool # 415956	6.500%	05/01/2028	3,029	3,169
FNMA - Pool # 451121	6.500%	11/01/2028	18,160	18,999
FNMA - Pool # 535285	6.500%	02/01/2030	9,956	10,416
FNMA - Pool # 535899	6.000%	04/01/2031	46,551	47,795
FNMA - Pool # 540913	7.000%	06/01/2031	13,750	14,522
FNMA - Pool # 545695	6.500%	06/01/2032	149,949	156,592
FNMA - Pool # 593146	6.000%	08/01/2016	110,099	115,053
FNMA - Pool # 609621	7.000%	11/01/2031	54,199	57,281
FNMA - Pool # 622548	7.000%	04/01/2031	125,683	132,829
FNMA - Pool # 639252	6.500%	11/01/2032	33,305	34,780
FNMA - Pool # 688251	5.500%	02/01/2033	573,553	575,621
FNMA - Pool # 694385	6.000%	03/01/2018	81,479	85,146
FNMA - Pool # 694541	6.500%	10/01/2032	27,892	29,128
FNMA - Pool # 695635	5.500%	03/01/2033	149,611	150,150
FNMA - Pool # 698156	5.500%	04/01/2033	281,898	282,914
FNMA - Pool # 701138	5.500%	04/01/2033	196,706	197,415

FNMA - Pool # 704101	5.500%	05/01/2033	192,930	193,625
FNMA - Pool # 704395	6.500%	05/01/2033	105,564	110,240
FNMA - Pool # 713589	7.000%	04/01/2033	172,915	182,747
FNMA - Pool # 720006	5.500%	07/01/2033	66,075	66,313
FNMA - Pool # 723836	5.500%	06/01/2033	97,460	97,811
FNMA - Pool # 728792	5.500%	08/01/2033	280,317	281,328
FNMA - Pool # 729935	5.500%	10/01/2033	71,639	71,898
FNMA - Pool # 730817	5.000%	08/01/2033	774,647	755,894
FNMA - Pool # 734233	6.500%	06/01/2033	58,181	60,759
FNMA - Pool # 734235	7.000%	06/01/2033	60,199	63,622
FNMA - Pool # 739539	6.500%	10/01/2033	148,502	155,081
FNMA - Pool # 743235	5.500%	10/01/2033	50,659	50,842
FNMA - Pool # 743515	7.000%	10/01/2033	45,801	48,405
FNMA - Pool # 743541	5.500%	11/01/2033	823,837	826,807
FNMA - Pool # 744251	6.500%	10/01/2033	7,359	7,685
FNMA - Pool # 747618	7.000%	11/01/2033	33,181	35,067
FNMA - Pool # 748109	6.500%	10/01/2033	155,370	162,253
FNMA - Pool # 748111	6.500%	10/01/2033	149,883	156,523
FNMA - Pool # 751802	6.500%	10/01/2033	44,614	46,591
FNMA - Pool # 751810	6.500%	10/01/2033	213,928	223,405
FNMA - Pool # 752412	5.500%	11/01/2033	139,743	140,246
FNMA - Pool # 753008	6.500%	11/01/2033	153,365	160,159
FNMA - Pool # 753420	5.500%	11/01/2033	204,235	204,971
FNMA - Pool # 753514	6.000%	11/01/2033	279,750	287,227
FNMA - Pool # 753994	6.000%	12/01/2033	98,559	101,194
FNMA - Pool # 754305	6.000%	12/01/2033	119,383	122,575
FNMA - Pool # 754784	6.000%	04/01/2034	133,918	137,497
FNMA - Pool # 761084	7.000%	12/01/2033	297,404	314,316
FNMA - Pool # 763584	6.000%	04/01/2034	168,653	173,161
FNMA - Pool # 769227	6.000%	11/01/2033	144,969	148,844
FNMA - Pool # 769820	6.000%	03/01/2034	141,955	145,749
FNMA - Pool # 770439	6.000%	04/01/2034	137,442	141,116
FNMA - Pool # 772255	6.000%	11/01/2033	90,701	93,126
FNMA - Pool # 774991	6.000%	05/01/2034	129,868	133,339
FNMA - Pool # 775075	6.000%	05/01/2034	125,148	128,493
FNMA - Pool # 775611	6.500%	05/01/2034	419,759	438,353
GNMA - Pool # 485909	7.500%	04/15/2031	6,792	7,305

GNMA - Pool # 506673	7.500%	04/15/2029	3,576	3,846
GNMA - Pool # 536081	7.500%	01/15/2031	5,939	6,388
GNMA - Pool # 544535	7.500%	05/15/2031	5,401	5,810
GNMA - Pool # 550153	7.000%	07/15/2031	176,410	187,412
GNMA - Pool # 550497	7.500%	05/15/2031	21,784	23,431
GNMA - Pool # 552114	7.500%	10/15/2031	43,366	46,644
GNMA - Pool # 552670	7.500%	07/15/2032	85,563	92,031
GNMA - Pool # 552903	6.500%	11/15/2032	49,181	51,499
GNMA - Pool # 553125	6.000%	03/15/2033	40,965	42,183
GNMA - Pool # 571206	7.500%	09/15/2031	29,478	31,707
GNMA - Pool # 574848	7.500%	11/15/2031	6,589	7,087
GNMA - Pool # 587025	6.500%	04/15/2032	51,779	54,220
GNMA - Pool # 589469	6.500%	08/15/2032	97,331	101,919
GNMA - Pool # 603413	6.500%	01/15/2033	81,234	85,064
GNMA - Pool # 604470	5.000%	07/15/2033	169,283	166,011
GNMA - Pool # 604549	5.000%	08/15/2033	164,014	160,844
GNMA - Pool # 606581	6.500%	07/15/2032	51,673	54,109
GNMA - Pool # 610851	6.000%	04/15/2033	144,383	148,675
				13,169,943
Total U.S. Government & Agency Obligations (Cost - $35,141,115)				34,997,661

CORPORATE OBLIGATIONS: 31.0%
Auto Manufacturers: 1.8%
DaimlerChrysler North America Holding Corp., Note	8.500%	01/18/2031	100,000	117,407
Ford Motor Co., Global Note	7.450%	07/16/2031	620,000	589,681
General Motors Corp., Senior Note	8.375%	07/15/2033	245,000	256,135
				963,223
Banks: 0.8%
Bank One Corp., Note	7.625%	08/01/2005	105,000	110,312
First Union Corp., Note	7.550%	08/18/2005	135,000	141,793
Royal Bank of Scotland Group PLC, Note, (FRN)	7.648%	08/31/2049	135,000	153,593
Wells Fargo & Co., (MTN), (FRN)	4.800%	07/29/2005	55,000	56,242
				461,940
Beverages: 0.5%
Coca-Cola Co. (The), Senior Note	4.000%	06/01/2005	110,000	111,341
Miller Brewing Co., Guaranteed Note, 144A	4.250%	08/15/2008	135,000	135,246
				246,587

Commercial Services: 0.3%
RR Donnelley & Sons Co., Senior Note, 144A	3.750%	04/01/2009	175,000	169,887

Computers: 0.1%
NCR Corp., Senior Note	7.125%	06/15/2009	70,000	76,853

Cosmetics & Personal Care: 0.1%
Gillette Co., Senior Note, 144A	3.750%	12/01/2004	80,000	80,476

Diversified Financial Services: 5.8%
American Honda Finance Corp., Note, 144A	3.850%	11/06/2008	160,000	158,442
BNP US Funding LLC, Preferred Class A, 144A	7.738%	12/31/2049	170,000	189,082
Capital One Bank, Note, (MTN)	5.125%	02/15/2014	115,000	110,200
CIT Group, Inc., Senior Note	5.500%	11/30/2007	115,000	120,550
CIT Group, Inc., Senior Note	5.750%	09/25/2007	65,000	68,611
Citigroup, Inc., Global Senior Note	5.125%	05/05/2014	125,000	124,071
Citigroup, Inc., Global Subordinated Note	5.875%	02/22/2033	185,000	176,754

Core Investment Grade Bond Trust, Series 2002-1, Class CERT	4.727%	11/30/2007	135,000	138,549
Credit Suisse First Boston USA, Inc., Note	6.500%	01/15/2012	140,000	151,931
ERAC USA Finance Co., Guaranteed Note, 144A	7.350%	06/15/2008	140,000	155,444
Goldman Sachs Group, Inc., Guaranteed Note	6.345%	02/15/2034	165,000	158,088
Goldman Sachs Group, Inc., Senior Note	3.875%	01/15/2009	100,000	98,172
Goldman Sachs Group, Inc., Senior Note	4.750%	07/15/2013	80,000	76,087
Household Finance Corp., Note	6.375%	11/27/2012	120,000	128,832
Household Finance Corp., Note	7.625%	05/17/2032	95,000	111,682
International Lease Finance Corp., Global Note	5.625%	06/01/2007	55,000	57,830
International Lease Finance Corp., Note	5.875%	05/01/2013	45,000	46,603
John Deere Capital Corp., Note	3.900%	01/15/2008	75,000	75,270
JP Morgan Chase & Co., Global Subordinated Note	6.625%	03/15/2012	285,000	310,784
MBNA Corp., Senior Note, (MTN)	7.500%	03/15/2012	100,000	113,127
Merrill Lynch & Co., Inc., Note, 144A	3.700%	04/21/2008	60,000	59,458
Morgan Stanley, Global Note	5.300%	03/01/2013	315,000	313,767
Natexis AMBS Co. LLC, Preferred, Class A, 144A	8.440%	12/29/2049	205,000	235,114
				3,178,448

Electric: 3.6%
Alabama Power Co., Senior Note	4.875%	09/01/2004	125,000	125,283
Appalachian Power Co., Senior Note, Series E	4.800%	06/15/2005	70,000	71,274
Carolina Power & Light Co., Note	6.500%	07/15/2012	80,000	86,936
Cincinnati Gas & Electric, Co., Note	5.700%	09/15/2012	75,000	77,322
Comed Financing III, Guaranteed Preferred Note	6.350%	03/15/2033	95,000	91,895
Dominion Resources Capital Trust III, Guaranteed Capital Secured Note	8.400%	01/15/2031	95,000	111,495
Dominion Resources, Inc., Series B, Senior Note	7.625%	07/15/2005	130,000	136,256
Entergy Gulf States, Inc., Note	5.200%	12/03/2007	120,000	120,979
Exelon Generation Co. LLC, Senior Note	6.950%	06/15/2011	35,000	38,652
Florida Power & Light Co., Note	6.875%	12/01/2005	35,000	36,897
MidAmerican Energy Holdings, Inc., Senior Note	7.520%	09/15/2008	70,000	77,740
Northern States Power Co., Note	2.875%	08/01/2006	60,000	59,569
Oncor Electric Delivery Co., Senior Secured Note	7.000%	05/01/2032	80,000	87,567
Pacific Gas & Electric Co., Note	6.050%	03/01/2034	275,000	264,923
Powergen US Funding LLC, Guaranteed Note	4.500%	10/15/2004	125,000	125,631
Public Service Co. of Colorado, Note	4.375%	10/01/2008	135,000	136,189
TXU Energy Co., Senior Note	7.000%	03/15/2013	155,000	170,257
Western Resources, Inc., Note	7.875%	05/01/2007	140,000	154,302
				1,973,167
Electric Utilities: 0.4%
Sempra Energy, Note	4.750%	05/15/2009	105,000	106,513
Westar Energy, Inc., Note	6.000%	07/01/2014	130,000	134,646
				241,159
Entertainment: 0.1%
GTECH Holdings Corp., Senior Note	4.750%	10/15/2010	80,000	79,058

Environmental Controls: 0.3%
Waste Management, Inc., Senior Note	6.500%	11/15/2008	165,000	178,974

Financial Services: 0.3%
Berkshire Hathaway, Inc., Senior Note	3.375%	10/15/2008	175,000	170,861

Forest Products & Paper: 0.4%
Weyerhaeuser Co., Note	6.750%	03/15/2012	110,000	120,266
Weyerhaeuser Co., Note	7.375%	03/15/2032	65,000	71,743
				192,009

Health Care-Products: 0.2%
Johnson & Johnson, Note	8.720%	11/01/2024	110,000	116,339

Health Care-Services: 0.6%
HCA, Inc., Senior Note	7.875%	02/01/2011	190,000	210,409
Wellpoint Health Networks, Inc., Note	6.375%	06/15/2006	135,000	142,619
				353,028
Heavy Machinery: 0.3%
American Standard, Inc., Senior Note	7.625%	02/15/2010	145,000	161,312

Home Builders: 0.2%
Lennar Corp., Senior Note	5.950%	03/01/2013	90,000	91,957

Home Construction, Furnishings & Appliances: 0.3%
Pulte Homes, Inc., Senior Note	4.875%	07/15/2009	140,000	139,674

Household Products & Wares: 0.2%
Dial Corp. (The), Senior Note	7.000%	08/15/2006	120,000	128,565

Industrial - Diversified: 0.3%
Tyco International Group SA, Note	6.000%	11/15/2013	160,000	166,446

Insurance: 1.3%
AIG SunAmerica Global Financing IX, Senior Note, 144A	5.100%	01/17/2007	55,000	57,059
Anthem Insurance Cos., Inc., Senior Note, 144A	9.000%	04/01/2027	130,000	173,483
Fund American Cos., Inc., Guaranteed Senior Note	5.875%	05/15/2013	225,000	224,113
Metlife, Inc., Senior Note	5.250%	12/01/2006	75,000	78,250
Monumental Global Funding II, Senior Secured Note, Series A, 144A	5.200%	01/30/2007	105,000	110,058
Prudential Financial, Inc., Note, (MTN)	3.750%	05/01/2008	75,000	74,582
				717,545
Leisure Time: 0.2%
Harley-Davidson, Inc., 144A	3.625%	12/15/2008	90,000	88,516

Lodging: 0.1%
Marriott International, Inc., Series C, Note	7.875%	09/15/2009	35,000	39,938

Machinery - Construction & Mining: 0.4%
Caterpillar Financial Services Corp., Note	6.875%	08/01/2004	235,000	235,000

Media: 2.2%
British Sky Broadcasting Group PLC, Guaranteed Note	6.875%	02/23/2009	205,000	224,738
Comcast Cable Communications Corp., Senior Note	7.125%	06/15/2013	335,000	370,134
News America Holdings, Inc., Senior Note	9.250%	02/01/2013	140,000	177,028
Time Warner, Inc., Note	6.750%	04/15/2011	100,000	108,744
Time Warner, Inc., Note	7.625%	04/15/2031	150,000	165,024
Univision Communications, Inc., Senior Note	7.850%	07/15/2011	125,000	145,358
				1,191,026
Mining: 1.1%
Barrick Gold Finance, Inc., Guaranteed Note	7.500%	05/01/2007	70,000	77,060
Corp Nacional del Cobre de Chile, Note, 144A	5.500%	10/15/2013	205,000	207,253
Inco, Ltd., Note	7.750%	05/15/2012	280,000	319,629
				603,942
Miscellaneous - Manufacturing: 1.9%
3M Co., Note, (MTN)	4.250%	09/01/2004	280,000	280,391
General Electric Co., Note	5.000%	02/01/2013	630,000	628,867
Tyco International Group SA, Guaranteed Note	6.875%	01/15/2029	145,000	154,193
				1,063,451
Oil & Gas: 1.7%
BP Capital Markets PLC, Guaranteed Note	4.000%	04/29/2005	175,000	177,132
Devon Financing Corp. ULC, Note	7.875%	09/30/2031	125,000	144,990
Motiva, Ltd. Note, 144A	5.200%	09/15/2012	110,000	110,182
Panhandle Eastern Pipe Line, Series A, Senior Note	2.750%	03/15/2007	70,000	67,485
Pennzoil Co., Note	10.250%	11/01/2005	25,000	27,034
Phillips Petroleum Co., Note	6.375%	03/30/2009	45,000	49,156
Phillips Petroleum Co., Note	8.750%	05/25/2010	80,000	97,188
Valero Energy Corp., Note	7.500%	04/15/2032	65,000	73,381
XTO Energy, Inc.	6.250%	04/15/2013	185,000	195,782
				942,330
Packaging & Containers: 0.2%
Packaging Corp. of America, Note	5.750%	08/01/2013	125,000	125,434

Pipelines: 1.1%
Centerpoint Energy Resources Corp., Series B, Senior Note	7.875%	04/01/2013	205,000	236,845
Kinder Morgan, Inc., Note	7.250%	03/01/2028	65,000	69,971
KN Capital Trust III, Note	7.630%	04/15/2028	175,000	185,431
Panhandle Eastern Pipe Line, Senior Note	4.800%	08/15/2008	105,000	105,223
				597,470
Real Estate: 0.2%
Societe Generale Real Estate Co., LLC, Note, 144A	7.640%	12/29/2049	100,000	110,768

Real Estate Investment Trust: 0.2%
Simon Property Group, LP REIT, Note	6.375%	11/15/2007	80,000	85,958

Retail: 0.5%
Wal-Mart Stores, Inc., Note	6.550%	08/10/2004	280,000	280,238

Savings & Loans: 1.2%
Golden West Financial Corp., Note	4.125%	08/15/2007	155,000	157,493
Sovereign Bancorp, Inc., Senior Note	10.500%	11/15/2006	175,000	200,172
Washington Mutual, Inc., Note	7.500%	08/15/2006	290,000	314,053
				671,718
Semiconductors: 0.2%
Texas Instruments, Inc., Senior Note	7.000%	08/15/2004	115,000	115,181

Telecommunications: 1.4%
Deutsche Telekom International Finance BV, Note	9.250%	06/01/2032	90,000	120,693
Sprint Capital Corp., Note	8.750%	03/15/2032	280,000	339,294
TELUS Corp., Note	8.000%	06/01/2011	155,000	177,012
Verizon Global Funding Corp., Note	7.750%	12/01/2030	115,000	131,951
				768,950
Transportation: 0.5%
FedEx Corp., Note, 144A	3.500%	04/01/2009	260,000	250,973

Total Corporate Obligations (Cost - $17,078,847)				17,058,401

SOVEREIGN DEBT OBLIGATIONS: 0.6%
Mexico: 0.6%
United Mexican States	8.300%	08/15/2031	295,000	318,600

Total Sovereign Debt Obligations (Cost - $324,775)				318,600

ASSET BACKED SECURITIES: 9.1%
Aames Mortgage Trust, Series 1999-1, Class AF	7.290%	07/15/2029	58,981	60,551
Aames Mortgage Trust, Series 1999-2, Class AF	7.589%	10/15/2029	39,407	40,860
American Express Credit Account Master Trust, Series 2000-2, Class A, (FRN)	1.328%	09/17/2007	195,000	195,167
BA Master Credit Card Trust, Series 2001-A, Class A, (FRN)	1.220%	06/15/2008	380,000	380,658
Bank One Issuance Trust, Series 2003-A2, Class A, (FRN)	1.430%	10/15/2008	276,000	276,112
Citibank Credit Card Master Trust, Series 2002-A5, Class A5, (FRN)	1.560%	09/17/2007	143,000	143,022
Cityscape Home Equity Loan Trust, Series 1996-3, Class A8	7.650%	09/25/2025	61,859	61,798

Countrywide Asset-Backed Securities, Inc., Series 2002-D, (FRN)	1.334%	08/15/2028	399,802	398,983
Countrywide Home Equity Loan Trust, Series 2002-B, (FRN)	1.489%	04/15/2028	363,578	363,556

Delta Funding Home Equity Loan Trust, Series 1999-3, Class A1F	7.462%	09/15/2029	19,853	21,026
EQCC Home Equity Loan Trust, Series 1993-3, Class A7F	7.448%	08/25/2030	18,616	19,149
Falcon Franchise Loan LLC, Series 2001-1, Class A1	7.382%	05/05/2010	185,119	196,899
FHLMC, Series T-049, Class AV, (FRN)	1.250%	12/25/2032	92,757	92,823
Fleet Home Equity Loan Trust, Series 2003-1, Class A, (FRN)	1.350%	01/20/2033	133,182	133,216
FNMA, Series 2002-T10, Class A1, (FRN)	1.220%	06/25/2032	74,374	74,137
FNMA, Series 2002-T13, Class A1, (FRN)	1.220%	08/25/2032	140,656	140,623
FNMA, Series 2003-T4, Class 1A, (FRN)	1.410%	09/26/2033	181,949	182,004
Greenpoint Home Equity Loan Trust, Series 2001-1, Class A2, (FRN)	1.324%	04/15/2027	79,908	80,069

Greenpoint Home Equity Loan Trust, Series 2003-1, Class 1, (FRN)	1.650%	04/15/2029	159,869	160,018

MBNA Master Credit Card Trust II, Series 1995-A, Class A, (FRN)	1.370%	01/16/2007	165,000	165,011
MBNA Master Credit Card Trust II, Series 2001-4A, Class A, (FRN)	1.510%	02/15/2007	410,000	410,046
Mellon Bank Home Equity Loan Trust, Series 2001-1, Class A, (FRN)	1.340%	03/20/2027	150,302	150,260

Merrill Lynch Home Equity Loan, Series 1997-1, Class A, (FRN)	1.270%	09/25/2027	91,409	91,335
Morgan Stanley Dean Witter Credit Card Trust, Series 2003-1, Class 11/15, (FRN)	1.570%	11/25/2015	177,474	177,704

New Century Home Equity Loan Trust, Series 1999-NCB, Class A7	7.540%	06/25/2029	27,249	27,966

New Century Home Equity Trust, Series 1999-NCB, Class A4	7.530%	09/25/2028	11,168	11,227
Residential Asset Mortgage Products, Inc., Series 2003-RS2, Class AII, (FRN)	1.640%	03/25/2033	591	592
Residential Funding Mortgage Securities II, Series 2003-HS1, Class AII, (FRN)	1.380%	12/25/2032	62,192	62,259
Soundview Home Equity Loan ABC, Series 2001-1, Class A	6.265%	04/15/2031	37,297	38,312
Structured Asset Securities Trust, Series 2002-BC1, Class A, FSA, (FRN)	1.580%	01/25/2032	158,985	158,938

Structured Asset Securities Trust, Series 2002-BC3, Class A, (FRN)	1.360%	06/25/2032	181,148	181,328
UCFC Home Equity Loan, Series 1997-C, Class A7	6.845%	01/15/2029	57,052	57,005
Wachovia Asset Securitization, Inc., Series 2002-HE2, Class A, (FRN)	1.730%	12/25/2032	381,358	382,838
Wachovia Asset Securitization, Inc., Series 2003-HE1, Class A1, (FRN)	1.380%	03/25/2033	85,901	85,944
Total Asset Backed Securities (Cost - $5,013,208)				5,021,436

REPURCHASE AGREEMENTS: 5.6%
Investors Bank & Trust Company Repurchase Agreement, in the amount of $3,074,719: Issued 7/30/04 (collateralized by $2,952,512 par of SBA, 4.98% due 12/25/2016 with a market value of $3,228,455) (Cost - $3,074,719)	1.000%	08/02/2004	3,074,719	3,074,719

Total Investments: 109.8% (Cost - $60,632,664)				60,470,817

LIABILITIES, NET OF OTHER ASSETS: (9.8%)				(5,417,968)

NET ASSETS: 100.0%
Applicable to 5,459,721 outstanding $.001 par value shares (authorized 500,000,000 shares)				$55,052,849

Summary of Abbreviations
a	See note 2 to the Financial Statements
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified buyers. At July 31, 2004, the aggregate value of the securities is $2,291,441 or 4.2% of the net assets.

FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
MTN	Medium-Term Note
REIT	Real Estate Investment Trust
SBA	Small Business Administration
Yankee	U.S. dollar denominated security issued by a non-U.S. company.

See Notes to the Financial Statements.

The components of net unrealized appreciation of investments for federal tax purposes at July 31, 2004 for the Core Bond Fund Portfolio is as follows:

Portfolio	Appreciation	Depreciation	Net Appreciation (Depreciation)	Cost for Federal Tax Purposes
Core Bond Fund	$220,344	$(448,373)	$(228,029)	$60,698,846

Seix Funds, Inc.

Seix High Yield Fund

Portfolio of Investments (unaudited)

July 31, 2004

	Coupon Rate	Maturity	Par/Face	Value (a)

CORPORATE OBLIGATIONS: 95.2%
Advertising: 0.9%
Lamar Media Corp., Senior Subordinated Note	7.250%	01/01/2013	415,000	$428,487
RH Donnelley Finance Corp. I, Senior Note	8.875%	12/15/2010	1,315,000	1,446,500
RH Donnelley Finance Corp. I, Senior Subordinated Note	10.875%	12/15/2012	6,160,000	7,207,200

RH Donnelley Finance Corp. I, Senior Subordinated Note, 144A	10.875%	12/15/2012	3,475,000	4,065,750
				13,147,937
Aerospace & Defense: 0.5%
L-3 Communications Corp., Senior Subordinated Note	7.625%	06/15/2012	6,303,000	6,728,452
L-3 Communications Corp., Senior Subordinated Note	8.000%	08/01/2008	1,176,000	1,217,160
				7,945,612
Agriculture: 0.6%
Gold Kist, Inc., Senior Note, 144A	10.250%	03/15/2014	3,180,000	3,434,400
Seminis Vegetable Seeds, Inc., Senior Subordinated Note	10.250%	10/01/2013	5,315,000	5,819,925
				9,254,325
Apparel: 0.1%
William Carter Co., Senior Subordinated Note	10.875%	08/15/2011	1,049,000	1,180,125

Automotive: 0.1%
Navistar International Corp., Senior Note	7.500%	06/15/2011	1,265,000	1,306,112

Beverages: 0.4%
Constellation Brands, Inc., Guaranteed Senior Subordinated Note	8.125%	01/15/2012	1,315,000	1,416,912
Constellation Brands, Inc., Senior Note	8.625%	08/01/2006	4,315,000	4,681,775
				6,098,687

Biotechnology: 0.0%
Bio-Rad Laboratories, Inc., Senior Subordinated Note	7.500%	08/15/2013	465,000	489,994

Building Materials: 0.7%
American Standard, Inc., Senior Note	7.375%	02/01/2008	2,675,000	2,915,750
Building Materials Corp. of America, Senior Note, 144A	7.750%	08/01/2014	2,105,000	2,099,737
Nortek, Inc., Senior Subordinated Note	9.875%	06/15/2011	1,760,000	2,048,200
US Concrete, Inc., Senior Subordinated Note, 144A	8.375%	04/01/2014	2,810,000	2,838,100
				9,901,787
Chemicals: 2.3%
Acetex Corp., Senior Note	10.875%	08/01/2009	2,005,000	2,195,475
Airgas, Inc. Senior Subordinated Note	6.250%	07/15/2014	1,380,000	1,328,250
ARCO Chemical Co., Note	9.800%	02/01/2020	950,000	945,250
ARCO Chemical Co., Note	10.250%	11/01/2010	1,385,000	1,433,475
FMC Corp., Note	7.000%	05/15/2008	997,000	1,044,357
FMC Corp., Senior Secured Note	10.250%	11/01/2009	8,533,000	9,855,615
Huntsman LLC, Senior Secured Note	11.625%	10/15/2010	4,745,000	5,278,812
Lyondell Chemical Co., Senior Note	11.125%	07/15/2012	2,650,000	2,958,062
MacDermid, Inc., Senior Subordinated Note	9.125%	07/15/2011	3,757,000	4,198,447
Nalco Co., Senior Note, 144A	7.750%	11/15/2011	5,510,000	5,730,400
				34,968,143
Coal: 0.9%
Foundation PA Coal Co., Guaranteed Senior Note, 144A	7.250%	08/01/2014	920,000	926,900
Luscar Coal, Ltd., Senior Note	9.750%	10/15/2011	3,622,000	4,074,750
Massey Energy Co., Senior Note	6.625%	11/15/2010	2,795,000	2,850,900
Peabody Energy Corp., Senior Note	5.875%	04/15/2016	1,775,000	1,637,437
Peabody Energy Corp., Senior Note	6.875%	03/15/2013	3,373,000	3,474,190
				12,964,177
Commercial Services: 3.7%
Allied Waste North America, Inc., Senior Secured Note	8.875%	04/01/2008	970,000	1,057,300
Corrections Corp. of America, Senior Note	7.500%	05/01/2011	7,655,000	7,894,219
Corrections Corp. of America, Senior Note	9.875%	05/01/2009	5,158,000	5,731,827
Geo Group (The), Inc., Senior Note	8.250%	07/15/2013	3,520,000	3,572,800
Quebecor Media, Inc., Senior Note	11.125%	07/15/2011	885,000	1,014,431
Samsonite Corp., Senior Subordinated Note, 144A	8.875%	06/01/2011	2,120,000	2,157,100
Service Corp. International, Note	6.500%	03/15/2008	680,000	693,600
Service Corp. International, Note	6.875%	10/01/2007	3,040,000	3,138,800
Service Corp. International, Note	7.200%	06/01/2006	3,872,000	4,046,240

Service Corp. International, Note	7.700%	04/15/2009	8,907,000	9,374,617
Service Corp. International, Note	7.875%	02/01/2013	63,000	64,417
Stewart Enterprises, Inc., Senior Subordinated Note	10.750%	07/01/2008	5,984,000	6,649,720
United Rentals North America, Inc., Senior Note	6.500%	02/15/2012	7,615,000	7,348,475
United Rentals North America, Inc., Senior Subordinated Note	7.750%	11/15/2013	2,765,000	2,675,137
				55,418,683
Computers: 1.4%
DigitalNet Holdings, Inc., Senior Note	9.000%	07/15/2010	2,071,000	2,210,792
Seagate Technology Hdd Holdings Corp., Senior Note	8.000%	05/15/2009	3,625,000	3,770,000
Unisys Corp., Senior Note	6.875%	03/15/2010	10,650,000	10,809,750
Unisys Corp., Senior Note	8.125%	06/01/2006	3,945,000	4,152,112
				20,942,654
Containers & Packaging: 0.0%
Ball Corp., Senior Note	7.750%	08/01/2006	250,000	266,250

Cosmetics & Personal Care: 0.2%
Elizabeth Arden, Inc., Senior Subordinated Note	7.750%	01/15/2014	3,465,000	3,538,631

Diversified Financial Services: 1.6%
AES Ironwood LLC, Senior Secured Note	8.857%	11/30/2025	967,890	1,021,124
AES Red Oak LLC, Series A, Senior Subordinated Note	8.540%	11/30/2019	1,628,494	1,709,918
AES Red Oak LLC, Series B, Senior Subordinated Note	9.200%	11/30/2029	2,200,000	2,310,000
Arch Western Finance LLC, Guaranteed Senior Note, 144A	6.750%	07/01/2013	5,580,000	5,663,700
Consolidated Communications, Inc., Senior Note, 144A	9.750%	04/01/2012	2,030,000	2,030,000
Couche-Tard US, LP/Couche-Tard Finance Corp., Senior Subordinated Note	7.500%	12/15/2013	1,815,000	1,855,837
Hollinger Participation Trust, Senior Note, 144A	12.125%	11/15/2010	7,897,501	9,240,076
				23,830,655
Electric: 8.8%
AES Corp. (The), Senior Note	9.375%	09/15/2010	630,000	683,550
AES Corp. (The), Senior Secured Note, 144A	8.750%	05/15/2013	23,370,000	25,531,725
BRL Universal Equipment, LP, Senior Secured Note	8.875%	02/15/2008	8,239,000	8,826,029
Edison Mission Energy Corp., Senior Note	9.875%	04/15/2011	12,225,000	13,692,000
Edison Mission Energy Corp., Senior Note	10.000%	08/15/2008	490,000	556,150
FPL Energy Wind Funding LLC, Note, 144A	6.876%	06/27/2017	3,452,900	3,401,106
Homer City Funding LLC, Senior Secured Note	8.137%	10/01/2019	2,697,750	2,900,081
Kansas Gas & Electric, Note	8.290%	03/29/2016	1,100,000	1,144,942

Midwest Generation LLC, Senior Note, 144A	8.750%	05/01/2034	6,825,000	7,234,500
Midwest Generation LLC, Series 2000, Class A	8.300%	07/02/2009	2,475,000	2,574,000
Midwest Generation LLC, Series 2000, Class B	8.560%	01/02/2016	4,625,000	4,810,000
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc., Senior Secured Note	8.500%	09/01/2010	2,940,000	3,145,800
NRG Energy, Inc., Senior Note, 144A	8.000%	12/15/2013	16,320,000	16,687,200
PSEG Energy Holdings, Inc., Senior Note	7.750%	04/16/2007	3,598,000	3,795,890
PSEG Energy Holdings, Inc., Senior Note	8.625%	02/15/2008	3,995,000	4,334,575
PSEG Energy Holdings, Inc., Senior Note	10.000%	10/01/2009	2,846,000	3,251,555
Reliant Resources, Inc., Senior Secured Note	9.250%	07/15/2010	10,785,000	11,486,025
Reliant Resources, Inc., Senior Secured Note	9.500%	07/15/2013	8,780,000	9,438,500
Sithe/Independence Funding Corp., Guaranteed Secured Note	9.000%	12/30/2013	6,600,000	7,366,392
Sithe/Independence Funding, Series A, Guaranteed Note	8.500%	06/30/2007	2,052,147	2,175,255
				133,035,275
Electric Utilities: 0.7%
FirstEnergy Corp.	6.450%	11/15/2011	5,585,000	5,907,439
Homer City Funding LLC, Senior Secured Note	8.734%	10/01/2026	3,623,006	3,930,962
				9,838,401
Electrical Components & Equipment: 0.3%
FIMEP SA, Senior Note	10.500%	02/15/2013	3,485,000	4,007,750
Legrand SA, Note	8.500%	02/15/2025	535,000	564,425
				4,572,175
Electronics: 2.5%
Celestica, Inc., Note	7.875%	07/01/2011	6,550,000	6,697,375
Freescale Semiconductor, Inc., Senior Note, 144A	4.380%	07/15/2009	3,010,000	3,081,487
Freescale Semiconductor, Inc., Senior Note, 144A	6.875%	07/15/2011	3,425,000	3,450,687
Freescale Semiconductor, Inc., Senior Note, 144A	7.125%	07/15/2014	2,895,000	2,938,425
General Cable Corp., Senior Note	9.500%	11/15/2010	6,495,000	7,079,550
Sanmina-SCI Corp., Senior Secured Note	10.375%	01/15/2010	12,048,000	13,644,360
SCI Systems, Inc., Subordinated Note, Convertible	3.000%	03/15/2007	1,235,000	1,153,181
				38,045,065
Energy - Alternate Sources: 0.4%
Salton SEA Funding Corp., Series B, Senior Secured Note	7.475%	11/30/2018	1,258,662	1,346,733
Salton SEA Funding Corp., Series C, Senior Secured Note	7.840%	05/30/2010	4,952,925	5,194,290
				6,541,023

Entertainment: 2.7%
Alliance Atlantis Communications, Inc., Senior Subordinated Note	13.000%	12/15/2009	7,468,000	8,158,790
Argosy Gaming Co., Senior Subordinated Note	9.000%	09/01/2011	8,175,000	9,074,250
Capitol Records, Inc., Guaranteed Note, 144A	8.375%	08/15/2009	5,165,000	5,571,429
Horseshoe Gaming LLC, Senior Subordinated Note	8.625%	05/15/2009	7,037,000	7,344,869
Isle of Capri Casinos, Inc., Senior Subordinated Note	9.000%	03/15/2012	2,705,000	2,948,450
Penn National Gaming, Inc., Senior Subordinated Note	8.875%	03/15/2010	1,390,000	1,520,312
Penn National Gaming, Inc., Senior Subordinated Note	11.125%	03/01/2008	3,160,000	3,452,300
Warner Music Group, Senior Subordinated Note, 144A	7.375%	04/15/2014	2,460,000	2,349,300
				40,419,700
Entertainment & Leisure: 0.5%
Argosy Gaming Co., Senior Subordinated Note, 144A	7.000%	01/15/2014	5,765,000	5,743,381
K2, Inc., Senior Note, 144A	7.375%	07/01/2014	2,105,000	2,144,469
				7,887,850
Environmental Controls: 1.6%
Allied Waste North America, Inc., Senior Note	8.500%	12/01/2008	13,685,000	14,882,437
Allied Waste North America, Inc., Senior Note	9.250%	09/01/2012	5,800,000	6,459,750
Casella Waste Systems, Inc., Senior Subordinated Note	9.750%	02/01/2013	2,675,000	2,902,375
				24,244,562
Financial Services: 1.2%
BCP Caylux Holdings Luxembourg SCA, Senior Subordinated Note, 144A	9.625%	06/15/2014	7,800,000	8,131,500
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc., Senior Secured Note	7.375%	09/01/2010	6,100,000	6,222,000
UGS Corp., Senior Subordinated Note, 144A	10.000%	06/01/2012	3,735,000	3,959,100
				18,312,600
Food: 1.9%
Dean Foods Co., Senior Note	8.150%	08/01/2007	8,725,000	9,466,625
Del Monte Corp., Senior Subordinated Note	8.625%	12/15/2012	1,105,000	1,204,450

Pinnacle Foods Holding Corp., Senior Subordinated Note, 144A	8.250%	12/01/2013	2,845,000	2,731,200

Pinnacle Foods Holding Corp., Senior Subordinated Note, 144A	8.250%	12/01/2013	2,060,000	1,977,600
Smithfield Foods, Inc., Senior Note	8.000%	10/15/2009	3,910,000	4,242,350
Smithfield Foods, Inc., Senior Note, Series B	7.750%	05/15/2013	5,015,000	5,315,900
United Agri Products, Senior Note, 144A	8.250%	12/15/2011	3,435,000	3,795,675
				28,733,800
Food Retailers: 0.5%
Pantry (The), Inc., Senior Subordinated Note	7.750%	02/15/2014	3,085,000	3,085,000
Stater Brothers Holdings, Senior Note, 144A	4.928%	06/15/2010	2,175,000	2,218,500
Stater Brothers Holdings, Senior Note, 144A	8.125%	06/15/2012	1,755,000	1,794,487
				7,097,987

Forest Products & Paper: 2.8%
Appleton Papers, Inc., Senior Note, 144A	8.125%	06/15/2011	1,990,000	2,039,750
Appleton Papers, Inc., Senior Subordinated Note, 144A	9.750%	06/15/2014	1,520,000	1,542,800
Cascades, Inc., Senior Note	7.250%	02/15/2013	5,803,000	5,919,060
Fort James Corp., Senior Note	6.875%	09/15/2007	850,000	901,000
Georgia-Pacific Corp., Note	8.125%	05/15/2011	6,675,000	7,492,687
Georgia-Pacific Corp., Note	8.875%	05/15/2031	4,345,000	4,855,537
Georgia-Pacific Corp., Senior Note	7.375%	07/15/2008	9,847,000	10,585,525
Georgia-Pacific Corp., Senior Note	8.875%	02/01/2010	5,043,000	5,786,842
Millar Western Forest Products, Ltd., Senior Note	7.750%	11/15/2013	3,225,000	3,289,500
				42,412,701
Health Care Providers: 1.4%
HCA, Inc.	8.750%	09/01/2010	3,000,000	3,456,144
HCA, Inc., Note	6.300%	10/01/2012	4,500,000	4,545,202
HCA, Inc., Note	6.950%	05/01/2012	7,685,000	8,096,094
IASIS Healthcare LLC / IASIS Capital Corp., Note, 144A	8.750%	06/15/2014	4,470,000	4,648,800
Triad Hospitals, Inc., Senior Subordinated Note	7.000%	11/15/2013	410,000	403,850
				21,150,090
Health Care-Products: 0.8%
Dade Behring, Inc., Senior Subordinated Note	11.910%	10/03/2010	5,612,743	6,398,527
Kinetic Concepts, Inc., Senior Subordinated Note	7.375%	05/15/2013	2,241,000	2,341,845
Sybron Dental Specialties, Inc., Senior Subordinated Note	8.125%	06/15/2012	2,542,000	2,719,940
VWR International, Inc., Senior Note, 144A	6.875%	04/15/2012	1,235,000	1,247,350
				12,707,662
Health Care-Services: 2.5%
Columbia/HCA Healthcare Corp., Note	7.500%	11/15/2020	5,365,000	4,991,542
Coventry Health Care, Inc., Senior Note	8.125%	02/15/2012	5,418,000	6,013,980
HCA, Inc., Senior Note	7.875%	02/01/2011	1,875,000	2,076,405
Mariner Health Care, Inc., Senior Subordinated Note, 144A	8.250%	12/15/2013	3,960,000	4,197,600
Pacificare Health Systems, Inc., Senior Note	10.750%	06/01/2009	4,690,000	5,323,150
Psychiatric Solutions, Inc., Senior Subordinated Note	10.625%	06/15/2013	215,000	240,800
Select Medical Corp., Senior Subordinated Note	7.500%	08/01/2013	1,050,000	1,044,750
Select Medical Corp., Senior Subordinated Note	9.500%	06/15/2009	648,000	693,360
Triad Hospitals, Inc., Senior Note	7.000%	05/15/2012	13,250,000	13,548,125
				38,129,712

Holding Companies - Diversified: 0.3%
Leucadia National Corp., Junior Subordinated Note	8.650%	01/15/2027	1,450,000	1,457,250
Leucadia National Corp., Senior Note	7.000%	08/15/2013	2,450,000	2,401,000
				3,858,250
Home Builders: 1.0%
K Hovnanian Enterprises, Inc., Guaranteed Senior Note	10.500%	10/01/2007	1,075,000	1,255,062
K Hovnanian Enterprises, Inc., Senior Note	8.000%	04/01/2012	1,795,000	1,929,625
Meritage Corp., Senior Note	9.750%	06/01/2011	3,255,000	3,596,775
Ryland Group, Inc., Senior Note	9.750%	09/01/2010	2,653,000	2,948,146
Standard Pacific Corp., Senior Note	6.875%	05/15/2011	2,210,000	2,221,050
Standard Pacific Corp., Senior Note	7.750%	03/15/2013	1,195,000	1,227,863
Standard-Pacific Corp., Senior Note	6.500%	10/01/2008	1,600,000	1,612,000
				14,790,521
Industrial - Diversified: 0.1%
Koppers, Inc., Senior Secured Note	9.875%	10/15/2013	1,895,000	2,093,975

Insurance: 1.6%
AFC Capital Trust I, Note	8.207%	02/03/2027	3,825,000	3,710,250
Allmerica Financial Corp., Senior Note	7.625%	10/15/2025	1,525,000	1,486,875
Crum & Forster Holdings Corp., Note	10.375%	06/15/2013	830,000	900,550
Fairfax Financial Holdings, Ltd., Note	7.375%	03/15/2006	4,030,000	4,181,125
Fairfax Financial Holdings, Ltd., Note	7.375%	04/15/2018	6,130,000	5,440,375
Fairfax Financial Holdings, Ltd., Note	7.750%	07/15/2037	4,350,000	3,675,750
Markel Capital Trust I, Note	8.710%	01/01/2046	4,380,000	4,585,667
				23,980,592
Lodging: 6.4%
Ameristar Casinos, Inc., Senior Subordinated Note	10.750%	02/15/2009	4,060,000	4,567,500
Boyd Gaming Corp., Senior Subordianted Note, 144A	6.750%	04/15/2014	4,895,000	4,705,319
Boyd Gaming Corp., Senior Subordinated Note	7.750%	12/15/2012	2,065,000	2,126,950
Chumash Casino & Resort Enterprise, Senior Note, 144A	9.000%	07/15/2010	3,080,000	3,357,200
Hilton Hotels Corp., Note	8.250%	02/15/2011	2,275,000	2,570,750
Host Marriott LP	9.500%	01/15/2007	2,825,000	3,086,313
Isle of Capri Casinos, Inc., Senior Subordinated Note	7.000%	03/01/2014	4,965,000	4,722,956
Mandalay Resort Group, Senior Note	9.500%	08/01/2008	4,047,000	4,562,993
Mandalay Resort Group, Senior Subordinated Note	10.250%	08/01/2007	21,063,000	23,537,903
MGM Mirage, Guaranteed Senior Subordinated Note	9.750%	06/01/2007	6,880,000	7,559,400
MGM Mirage, Inc., Senior Note	6.000%	10/01/2009	1,625,000	1,612,813

MGM Mirage, Inc., Senior Note	8.500%	09/15/2010	18,210,000	20,122,050
Park Place Entertainment Corp., Senior Note	7.500%	09/01/2009	1,800,000	1,955,250
Station Casinos, Inc., Senior Note	6.000%	04/01/2012	790,000	770,250
Station Casinos, Inc., Senior Subordinated Note	6.500%	02/01/2014	5,665,000	5,495,050
Sun International Hotels, Ltd., Senior Subordinated Note	8.875%	08/15/2011	1,546,000	1,661,950
Venetian Casino Resort LLC, Note	11.000%	06/15/2010	3,745,000	4,269,300
				96,683,947
Machinery - Diversified: 0.2%
NMHG Holding, Co., Senior Note	10.000%	05/15/2009	2,630,000	2,893,000

Media: 7.8%
CanWest Media, Inc., Series B, Senior Note	7.625%	04/15/2013	7,420,000	7,735,350
Charter Communications Operating LLC/Charter Communications Capital Corp., Senior Note, 144A	8.375%	04/30/2014	5,880,000	5,674,200
CSC Holdings, Inc., Senior Subordinated Note	10.500%	05/15/2016	4,130,000	4,625,600
Dex Media East LLC/Dex Media East Finance Co., Senior Note	9.875%	11/15/2009	9,300,000	10,509,000
DirecTV Holdings LLC, Senior Note	8.375%	03/15/2013	30,597,000	34,268,640
EchoStar DBS Corp., Senior Note	9.125%	01/15/2009	100,000	109,750
EchoStar DBS Corp., Senior Note	10.375%	10/01/2007	1,138,000	1,209,125
Emmis Operating Co., Senior Subordinated Note, 144A	6.875%	05/15/2012	3,305,000	3,230,638
Gray Television, Inc., Senior Subordinated Note	9.250%	12/15/2011	3,425,000	3,784,625
Mediacom LLC/Mediacom Capital Corp., Senior Note	9.500%	01/15/2013	4,550,000	4,208,750
Medianews Group, Inc., Senior Subordinated Note	6.875%	10/01/2013	3,360,000	3,259,200
Radio One, Inc., Senior Subordinated Note	8.875%	07/01/2011	7,715,000	8,525,075
Rogers Cablesystems Ltd., Senior Subordinated Note	11.000%	12/01/2015	670,000	755,425
Shaw Communications, Inc., Senior Note	7.200%	12/15/2011	2,830,000	2,951,551
Shaw Communications, Inc., Senior Note	7.250%	04/06/2011	210,000	219,012
Shaw Communications, Inc., Senior Note	8.250%	04/11/2010	11,287,000	12,337,142
Sinclair Broadcast Group, Inc., Senior Subordinated Note	8.000%	03/15/2012	2,870,000	2,963,275
Sinclair Broadcast Group, Inc., Senior Subordinated Note	8.750%	12/15/2011	7,865,000	8,454,875
Susquehanna Media Co., Senior Subordinated Note	7.375%	04/15/2013	2,355,000	2,413,875
Videotron LTEE, Senior Note	6.875%	01/15/2014	210,000	203,700
				117,438,808
Media - Broadcasting & Publishing: 3.3%
Corus Entertainment, Inc.	8.750%	03/01/2012	3,310,000	3,541,700
Dex Media West LLC/Dex Media Finance Co., Series B, Senior Note	8.500%	08/15/2010	2,505,000	2,755,500
Echostar DBS Corp., Note	4.850%	10/01/2008	4,830,000	5,023,200

Echostar DBS Corp., Note	5.750%	10/01/2008	11,005,000	10,922,463
Echostar DBS Corp., Note	6.375%	10/01/2011	8,275,000	8,212,938
Entravision Communications Corp.	8.125%	03/15/2009	1,475,000	1,530,313
Kabel Deutschland GmbH, Senior Note, 144A	10.625%	07/01/2014	7,950,000	8,148,750
Morris Publishing Group LLC, Senior Subordinated Note	7.000%	08/01/2013	4,125,000	4,021,875
Reader’s Digest Association (The), Inc., Senior Note	6.500%	03/01/2011	6,135,000	6,073,650
				50,230,389
Medical Supplies: 0.5%
Universal Hospital Services, Inc., Senior Note	10.125%	11/01/2011	6,845,000	6,896,338

Miscellaneous: 0.1%
Scotts Co. (The), Senior Subordinated Note	6.625%	11/15/2013	1,750,000	1,767,500

Miscellaneous - Manufacturing: 0.2%
SPX Corp., Senior Note	6.250%	06/15/2011	2,065,000	2,013,375
SPX Corp., Senior Note	7.500%	01/01/2013	500,000	508,750
				2,522,125
Office & Business Equipment: 0.4%
Xerox Corp., Senior Note, Step-Up	9.750%	01/15/2009	5,020,000	5,722,800

Oil & Gas: 7.4%
Chesapeake Energy Corp., Note	7.500%	09/15/2013	12,757,000	13,554,313
Chesapeake Energy Corp., Senior Note	6.875%	01/15/2016	3,638,000	3,583,430
Chesapeake Energy Corp., Senior Note	7.750%	01/15/2015	3,750,000	3,965,625
Chesapeake Energy Corp., Senior Note	8.375%	11/01/2008	2,380,000	2,600,150
Chesapeake Energy Corp., Senior Note	9.000%	08/15/2012	4,732,000	5,376,735
Chesapeake Energy Corp., Senior Note, 144A	7.500%	06/15/2014	140,000	147,350
Citgo Petroleum Corp., Senior Note	7.875%	05/15/2006	615,000	639,600
Citgo Petroleum Corp., Senior Note	11.375%	02/01/2011	8,473,000	9,828,680
Encore Acquisition Co., Note, 144A	6.250%	04/15/2014	1,360,000	1,309,000
Encore Acquisition Co., Senior Subordinated Note	8.375%	06/15/2012	1,850,000	2,007,250
Evergreen Resources, Inc., Senior Subordinated Note, 144A	5.875%	03/15/2012	2,770,000	2,818,475
Exco Resources, Inc., Senior Note	7.250%	01/15/2011	7,190,000	7,441,650
Forest Oil Corp., Note	8.000%	06/15/2008	5,635,000	6,099,888
Forest Oil Corp., Senior Note	8.000%	12/15/2011	945,000	1,027,688
Forest Oil Corp., Senior Note, 144A	8.000%	12/15/2011	2,755,000	2,996,063
Hanover Compressor Co., Guaranteed Senior Note	9.000%	06/01/2014	2,035,000	2,141,838

Premcor Refining Group (The), Inc., Senior Note	6.125%	05/01/2011	2,595,000	2,607,975
Premcor Refining Group (The), Inc., Senior Note	6.750%	02/01/2011	2,500,000	2,606,250
Premcor Refining Group (The), Inc., Senior Note	9.250%	02/01/2010	6,667,000	7,500,375
Premcor Refining Group (The), Inc., Senior Note	9.500%	02/01/2013	1,703,000	1,975,480
Premcor Refining Group (The), Inc., Senior Subordinated Note	7.750%	02/01/2012	5,170,000	5,493,125
Swift Energy Co., Senior Note	7.625%	07/15/2011	3,440,000	3,517,400
Swift Energy Co., Senior Subordinated Note	9.375%	05/01/2012	2,705,000	2,907,875
Western Oil Sands, Inc., Senior Secured Note	8.375%	05/01/2012	8,138,000	8,900,938
Westport Resources Corp., Subordinated Note	8.250%	11/01/2011	4,300,000	4,927,198
Williams Cos., Inc.	8.125%	03/15/2012	4,450,000	4,861,625
				110,835,976
Oil & Gas Services: 0.4%
Hanover Compressor Co., Senior Note	8.625%	12/15/2010	1,785,000	1,892,100
Hanover Equipment Trust, Senior Secured Note	8.750%	09/01/2011	3,315,000	3,571,913
Hanover Equipment Trust, Senior Secured Note, Class A	8.500%	09/01/2008	465,000	496,388
Universal Compression, Inc., Senior Note	7.250%	05/15/2010	430,000	447,200
				6,407,601
Packaging & Containers: 3.8%
Ball Corp., Senior Note	6.875%	12/15/2012	5,515,000	5,632,194
Berry Plastics Corp., Senior Subordinated Note	10.750%	07/15/2012	1,320,000	1,471,800
Crown European Holdings SA, Senior Secured Note	9.500%	03/01/2011	6,525,000	7,144,875
Crown European Holdings SA, Senior Secured Note	10.875%	03/01/2013	4,015,000	4,607,213
Graphic Packaging International Corp., Senior Subordianted Note	9.500%	08/15/2013	3,430,000	3,773,000
Jefferson Smurfit Corp., US, Senior Note	7.500%	06/01/2013	8,345,000	8,470,175
Jefferson Smurfit-Stone Container Corp., Senior Note	8.250%	10/01/2012	5,760,000	6,148,800
Owens-Brockway Glass Container Corp., Senior Secured Note	8.875%	02/15/2009	3,646,000	3,965,025
Owens-Brockway Glass Container, Senior Secured Note	8.750%	11/15/2012	1,475,000	1,622,500
Owens-Brockway, Guaranteed Senior Secured Note	7.750%	05/15/2011	1,905,000	2,019,300
Silgan Holdings, Inc., Senior Subordinated Note	6.750%	11/15/2013	4,630,000	4,537,400
Stone Container Corp., Senior Note	8.375%	07/01/2012	2,309,000	2,470,630
Stone Container Corp., Senior Note	9.250%	02/01/2008	2,715,000	2,986,500
Stone Container Corp., Senior Note	9.750%	02/01/2011	1,800,000	1,989,000
				56,838,412

Pharmaceuticals: 0.1%
Omnicare, Inc., Senior Subordinated Note	8.125%	03/15/2011	1,667,000	1,771,188

Pipelines: 3.0%
Dynegy Holdings, Inc., Senior Note, 144A	10.125%	07/15/2013	9,910,000	10,925,775
EL Paso Energy Partners, LP, Senior Subordinated Note	8.500%	06/01/2011	2,310,000	2,529,450
GulfTerra Energy Partners, LP, Senior Subordinated Note, Series B	10.625%	12/01/2012	6,982,000	8,378,400
GulfTerra Energy Partners, LP, Series B, Senior Subordinated Note	8.500%	06/01/2010	3,341,000	3,658,395
Transcontinental Gas Pipe Line Corp., Senior Note	8.875%	07/15/2012	1,015,000	1,182,475
Transmontaigne, Inc., Senior Subordinatd Note	9.125%	06/01/2010	1,710,000	1,846,800
Williams Cos., Inc., Note	8.750%	03/15/2032	2,595,000	2,734,481
Williams Cos., Inc., Senior Note	8.625%	06/01/2010	12,320,000	13,829,200
				45,084,976
Real Estate: 1.4%
CB Richard Ellis Services, Inc., Senior Note	9.750%	05/15/2010	2,451,000	2,696,100
CB Richard Ellis Services, Inc., Senior Subordinated Note	11.250%	06/15/2011	1,355,000	1,551,475
Choctaw Resort Development Enterprise Corp., Senior Note	9.250%	04/01/2009	4,039,000	4,341,925
LNR Property Corp., Note	7.625%	07/15/2013	5,500,000	5,500,000
LNR Property Corp., Series A, Senior Note	7.250%	10/15/2013	6,800,000	6,766,000
				20,855,500
Real Estate Investment Trust: 1.5%
Host Marriott, LP REIT, Senior Note	7.125%	11/01/2013	3,455,000	3,437,725
Host Marriott, LP REIT, Series F, Senior Note	9.250%	10/01/2007	2,415,000	2,662,538
iStar Financial, Inc. REIT, Note	7.000%	03/15/2008	5,870,000	6,331,124
iStar Financial, Inc. REIT, Senior Note	6.000%	12/15/2010	2,725,000	2,758,338
iStar Financial, Inc. REIT, Senior Note	6.500%	12/15/2013	2,485,000	2,509,713
iStar Financial, Inc. REIT, Senior Note	8.750%	08/15/2008	2,611,000	2,955,114
iStar Financial, Inc., Senior Note, 144A	5.125%	04/01/2011	2,455,000	2,375,387
				23,029,939
Retail: 3.3%
AmeriGas Partners, LP/AmeriGas Partners, Senior Note	8.875%	05/20/2011	4,817,000	5,238,488
AmeriGas Partners, LP/AmeriGas Partners, Senior Note	10.000%	04/15/2006	1,030,000	1,114,975
Autonation, Inc., Senior Note	9.000%	08/01/2008	4,327,000	4,889,510
Ferrellfas Partners, LP/Ferrellgas Partners Finance, Senior Note, 144A	6.750%	05/01/2014	2,700,000	2,612,250
FerrellGas Partners, LP, Senior Note	8.750%	06/15/2012	6,014,000	6,465,050
Group 1 Automotive, Inc., Senior Subordinated Note	8.250%	08/15/2013	1,980,000	2,059,200
Office Depot, Inc., Senior Subordinated Note	10.000%	07/15/2008	3,270,000	3,793,200
Petco Animal Supplies, Inc., Senior Subordinated Note	10.750%	11/01/2011	1,105,000	1,237,600

Rent-A-Center, Inc., Series B, Senior Subordinated Note	7.500%	05/01/2010	7,410,000	7,706,400
Rite Aid Corp., Senior Secured Note	8.125%	05/01/2010	4,215,000	4,415,213
Rite Aid Corp., Senior Secured Note	9.500%	02/15/2011	3,825,000	4,197,938
Sonic Automotive, Inc., Senior Subordinated Note	8.625%	08/15/2013	2,880,000	2,959,200
Tricon Global Restaurants, Inc., Senior Note	8.875%	04/15/2011	1,060,000	1,289,079
United Auto Group, Inc., Senior Subordinated Note	9.625%	03/15/2012	1,690,000	1,850,550
				49,828,653
Retailers: 0.7%
Jean Coutu Group, Inc., Senior Note, 144A	7.625%	08/01/2012	5,700,000	5,742,750
Jean Coutu Group, Inc., Senior Subordinated Note, 144A	8.500%	08/01/2014	4,920,000	4,876,950
				10,619,700
Semiconductors: 0.4%
Fairchild Semiconductor International, Inc., Senior Note	10.500%	02/01/2009	4,890,000	5,268,975

Telecommunications: 7.2%
Avaya, Inc., Senior Secured Note	11.125%	04/01/2009	3,813,000	4,451,678
Cincinnati Bell, Inc., Subordinated Note	8.375%	01/15/2014	1,890,000	1,663,200
Corning, Inc., Note	5.900%	03/15/2014	3,800,000	3,629,000
Corning, Inc., Note	6.200%	03/15/2016	3,760,000	3,553,200
GCI, Inc., Senior Note, 144A	7.250%	02/15/2014	6,690,000	6,422,400
Inmarsat Finance PLC, Senior Note, 144A	7.625%	06/30/2012	8,560,000	8,196,200
Nextel Communications, Inc., Senior Note	5.950%	03/15/2014	4,370,000	4,140,575
Nextel Communications, Inc., Senior Note	6.875%	10/31/2013	7,900,000	8,018,500
Nextel Communications, Inc., Senior Note	7.375%	08/01/2015	10,290,000	10,804,500
Nextel Communications, Inc., Senior Note	9.375%	11/15/2009	4,142,000	4,421,585
Nextel Communications, Inc., Senior Note	9.500%	02/01/2011	11,425,000	12,824,563
Qwest Corp., Note, 144A	9.125%	03/15/2012	6,715,000	7,386,500
Rogers Cantel, Inc., Senior Secured Note	9.750%	06/01/2016	7,300,000	8,267,250
Rogers Wireless Communications, Inc., Senior Secured Note	9.625%	05/01/2011	305,000	341,600
TCI Communications Financing Capital Trust III, Note	9.650%	03/31/2027	7,385,000	8,664,392
U.S. West Communications, Inc., Note	7.500%	06/15/2023	9,115,000	8,066,775
U.S. West Communications, Inc., Note	8.875%	06/01/2031	7,621,000	7,373,318
				108,225,236
Telephone Systems: 1.2%
Cincinnati Bell, Inc., Senior Note	7.250%	07/15/2013	3,410,000	3,179,825
NTL CABLE PLC, Note, 144A	8.750%	04/15/2014	5,695,000	5,908,563
Qwest Corp., Note	7.200%	11/10/2026	7,525,000	6,490,313
Rogers Wireless Communications, Inc., Senior Secured Note	6.375%	03/01/2014	3,430,000	3,198,475
				18,777,176

Transportation: 0.9%
CHC Helicopter Corp., Senior Subordinated Note, 144A	7.375%	05/01/2014	3,205,000	3,196,988
Petroleum Helicopters, Inc., Senior Note	9.375%	05/01/2009	5,630,000	5,967,800
Ship Finance International, Ltd., Senior Note	8.500%	12/15/2013	5,315,000	5,102,400
				14,267,188
Total Corporate Obligations (Cost - $1,424,624,149)				1,435,071,140

			Shares
PREFERRED STOCKS: 0.2%
iStar Financial, Inc. REIT	0.000%	01/00/1900	96,400	2,376,260
Shaw Communications, Inc.	0.000%	01/00/1900	27,840	702,960
Total Preferred Stocks (Cost - $3,013,462)				3,079,220

REPURCHASE AGREEMENTS: 1.8%
Investors Bank & Trust Company Repurchase Agreement, in the amount of $27,588,659: Issued 7/30/04 (collateralized by $29,005,132 par of FNMA, 4.088% due 5/01/2033 with a market value of $28,968,209) (Cost - $27,588,659)	1.000%	08/02/2004	27,588,659	27,588,659

Total Investments: 97.2% (Cost - $1,455,226,270)				1,465,739,019

OTHER ASSETS, NET OF LIABILITIES: 2.8%				41,606,037

NET ASSETS: 100.0%				$1,507,345,056

Summary of Abbreviations
a	See note 2 to the Financial Statements
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified buyers. At July 31, 2004, the aggregate value of the securities is $169,937,443 or 11.3% of the net assets.

FRN	Floating Rate Note
REIT	Real Estate Investment Trust

SBA	Small Business Administration
Step-up	Coupon rate increases in increments to maturity. Rate disclosed is as of April 30, 2004. Maturity date disclosed is the ultimate maturity.

See Notes to the Financial Statements.

The components of net unrealized appreciation of investments for federal tax purposes at July 31, 2004 for the High Yield Fund Portfolio is as follows:

Portfolio	Appreciation	Depreciation	Net Appreciation (Depreciation)	Cost for Federal Tax Purposes
High Yield Fund	$23,851,469	$(13,492,351)	$10,359,118	$1,455,379,901

Seix Funds, Inc.

Seix Intermediate Bond Fund

Portfolio of Investments (unaudited)

July 31, 2004

	Coupon Rate	Maturity	Par/Face	Value (a)

U.S. GOVERNMENT & AGENCY OBLIGATIONS: 50.1%
U.S. Treasury Obligations: 49.4%
U.S. Treasury Inflation Indexed Bond	1.875%	07/15/2013	2,866,350	$2,852,913
U.S. Treasury Note	1.875%	09/30/2004	1,310,000	1,311,023
U.S. Treasury Note	2.125%	08/31/2004	1,905,000	1,906,339
U.S. Treasury Note	2.125%	10/31/2004	1,155,000	1,156,850
U.S. Treasury Note	2.250%	07/31/2004	4,420,000	4,420,000
U.S. Treasury Note	3.875%	02/15/2013	4,605,000	4,450,120
U.S. Treasury Note	4.375%	08/15/2012	50,000	50,274
U.S. Treasury Note	4.750%	05/15/2014	1,030,000	1,052,088
				17,199,607
U.S. Government Agency Collateralized Mortgage Obligations: 0.7%
FHLMC - Pool # M80697	6.500%	08/01/2008	81,371	83,836
FNMA - Pool # 254401	6.000%	07/01/2009	170,688	174,600
				258,436
Total U.S. Government & Agency Obligations (Cost - $17,533,266)				17,458,043

CORPORATE OBLIGATIONS: 43.7%
Auto Manufacturers: 0.3%
DaimlerChrysler North America Holding Corp., Senior Global Note	7.300%	01/15/2012	110,000	121,237

Banks: 2.4%
Bank of America Corp., Subordinated Note	7.400%	01/15/2011	100,000	113,993
Bank One Corp., Note	7.625%	08/01/2005	110,000	115,565
First Union Corp., Note	7.550%	08/18/2005	115,000	120,787

RBS Capital Trust I, Secured Note	4.709%	12/31/2049	230,000	213,995
Wells Fargo & Co., Note	5.125%	02/15/2007	255,000	266,146
				830,486
Beverages: 0.4%
Coca-Cola Co. (The), Senior Note	4.000%	06/01/2005	125,000	126,524

Commercial Services: 0.4%
RR Donnelley & Sons Co., Senior Note, 144A	3.750%	04/01/2009	135,000	131,055

Computers: 0.2%
NCR Corp., Senior Note	7.125%	06/15/2009	70,000	76,853

Cosmetics & Personal Care: 0.1%
Gillette Co., Senior Note, 144A	3.750%	12/01/2004	40,000	40,238

Diversified Financial Services: 16.6%
American Honda Finance Corp., Note, 144A	3.850%	11/06/2008	110,000	108,929
BNP US Funding LLC, Preferred Class A, 144A	7.738%	12/31/2049	240,000	266,939
Capital One Bank, Note, (MTN)	5.125%	02/15/2014	130,000	124,574
CIT Group, Inc., Senior Note	5.500%	11/30/2007	105,000	110,067
CIT Group, Inc., Senior Note	5.750%	09/25/2007	60,000	63,333
Citigroup, Inc., Global Senior Note	5.125%	05/05/2014	225,000	223,328

Core Investment Grade Bond Trust, Series 2002-1, Class CERT	4.727%	11/30/2007	235,000	241,178
Countrywide Home Loans, Inc., Note, (MTN)	6.250%	04/15/2009	360,000	386,860
Credit Suisse First Boston USA, Inc., Note	6.500%	01/15/2012	135,000	146,505
ERAC USA Finance Co., Guaranteed Note, 144A	7.350%	06/15/2008	75,000	83,273
Ford Motor Credit Co., Global Note	7.000%	10/01/2013	540,000	549,642
General Electric Capital Corp., Note	4.250%	01/15/2008	660,000	671,150
General Motors Acceptance Corp., Global Note	6.875%	09/15/2011	315,000	323,369
Goldman Sachs Group, Inc., Senior Note	3.875%	01/15/2009	125,000	122,715
Goldman Sachs Group, Inc., Senior Note	4.750%	07/15/2013	330,000	313,859
Household Finance Corp., Note	4.125%	12/15/2008	510,000	506,719
International Lease Finance Corp., Global Note	5.625%	06/01/2007	50,000	52,573
International Lease Finance Corp., Note	5.875%	05/01/2013	40,000	41,425
John Deere Capital Corp., Note	3.900%	01/15/2008	85,000	85,306
JP Morgan Chase & Co., Global Subordinated Note	6.625%	03/15/2012	260,000	283,522

MBNA Corp., Senior Note, (MTN)	7.500%	03/15/2012	120,000	135,752
Merrill Lynch & Co., Inc., Note, 144A	3.700%	04/21/2008	55,000	54,503
Morgan Stanley Dean Witter & Co., Note	5.800%	04/01/2007	420,000	444,326
Morgan Stanley, Global Note	5.300%	03/01/2013	160,000	159,374
Natexis AMBS Co. LLC, Preferred, Class A, 144A	8.440%	12/29/2049	170,000	194,973
USA Education, Inc., Note, (MTN)	5.625%	04/10/2007	70,000	73,688
				5,767,882
Electric: 3.6%
Alabama Power Co., Senior Note	4.875%	09/01/2004	115,000	115,260
Entergy Gulf States, Inc., Note	5.200%	12/03/2007	140,000	141,142
Exelon Generation Co. LLC, Senior Note	6.950%	06/15/2011	60,000	66,261
Florida Power & Light Co., Note	6.875%	12/01/2005	55,000	57,982
MidAmerican Energy Holdings, Inc., Senior Note	7.520%	09/15/2008	100,000	111,057
Northern States Power Co., Note	2.875%	08/01/2006	70,000	69,498
Oncor Electric Delivery Co., Senior Secured Note	6.375%	05/01/2012	80,000	86,524
Pacific Gas & Electric Co., Note	4.800%	03/01/2014	190,000	182,847
Powergen US Funding LLC, Guaranteed Note	4.500%	10/15/2004	105,000	105,530
TXU Energy Co., Senior Note	7.000%	03/15/2013	135,000	148,288
Western Resources, Inc., Note	7.875%	05/01/2007	160,000	176,345
				1,260,734
Electric Utilities: 0.1%
Westar Energy, Inc., Note	6.000%	07/01/2014	40,000	41,429

Financial Services: 0.7%
Berkshire Hathaway, Inc., Senior Note	3.375%	10/15/2008	235,000	229,442

Forest Products & Paper: 0.3%
Weyerhaeuser Co., Note	6.750%	03/15/2012	85,000	92,933

Health Care-Products: 0.6%
Johnson & Johnson, Note	8.720%	11/01/2024	195,000	206,236

Health Care-Services: 0.4%
HCA, Inc., Senior Note	7.875%	02/01/2011	75,000	83,056
Wellpoint Health Networks, Inc., Note	6.375%	06/15/2006	55,000	58,104
				141,160

Heavy Machinery: 0.4%
American Standard, Inc., Senior Note	7.625%	02/15/2010	135,000	150,188

Home Builders: 0.1%
Lennar Corp., Senior Note	5.950%	03/01/2013	40,000	40,870

Home Construction, Furnishings & Appliances: 0.4%
Pulte Homes, Inc., Senior Note	4.875%	07/15/2009	130,000	129,698

Industrial - Diversified: 1.1%
Tyco International Group SA, Note	6.000%	11/15/2013	360,000	374,504

Insurance: 1.6%
AIG SunAmerica Global Financing IX, Senior Note, 144A	5.100%	01/17/2007	35,000	36,310
Fund American Cos., Inc., Guaranteed Senior Note	5.875%	05/15/2013	100,000	99,606
Metlife, Inc., Senior Note	5.250%	12/01/2006	55,000	57,384
Monumental Global Funding II, Senior Secured Note, Series A, 144A	5.200%	01/30/2007	165,000	172,949
Prudential Financial, Inc., Note, (MTN)	3.750%	05/01/2008	75,000	74,582
Travelers Property Casualty Corp., Senior Note	3.750%	03/15/2008	115,000	114,440
				555,271
Leisure Time: 0.2%
Harley-Davidson, Inc., 144A	3.625%	12/15/2008	85,000	83,599

Machinery - Construction & Mining: 0.6%
Caterpillar Financial Services Corp., Note	6.875%	08/01/2004	215,000	215,000

Media: 2.2%
British Sky Broadcasting Group PLC, Guaranteed Note	6.875%	02/23/2009	120,000	131,554
Comcast Cable Communications Corp., Senior Note	7.125%	06/15/2013	190,000	209,927
News America Holdings, Inc., Senior Note	9.250%	02/01/2013	135,000	170,705
Time Warner, Inc., Note	6.750%	04/15/2011	110,000	119,619
Univision Communications, Inc., Senior Note	7.850%	07/15/2011	130,000	151,172
				782,977
Mining: 1.2%
Barrick Gold Finance, Inc., Guaranteed Note	7.500%	05/01/2007	75,000	82,564
Corp Nacional del Cobre de Chile, Note, 144A	5.500%	10/15/2013	145,000	146,593
Inco, Ltd., Note	7.750%	05/15/2012	155,000	176,938
				406,095

Miscellaneous - Manufacturing: 1.2%
3M Co., Note, (MTN)	4.250%	09/01/2004	250,000	250,349
General Electric Co., Note	5.000%	02/01/2013	160,000	159,712
				410,061
Oil & Gas: 2.3%
BP Capital Markets PLC, Guaranteed Note	4.000%	04/29/2005	160,000	161,949
Devon Financing Corp., ULC, Note	6.875%	09/30/2011	145,000	159,220
Motiva, Ltd. Note, 144A	5.200%	09/15/2012	115,000	115,190
Panhandle Eastern Pipe Line, Series A, Senior Note	2.750%	03/15/2007	55,000	53,024
Phillips Petroleum Co., Note	6.375%	03/30/2009	55,000	60,080
Phillips Petroleum Co., Note	8.750%	05/25/2010	105,000	127,559
Valero Energy Corp., Note	6.875%	04/15/2012	110,000	120,860
				797,882
Packaging & Containers: 0.3%
Packaging Corp. of America, Note	5.750%	08/01/2013	115,000	115,399

Pipelines: 1.3%
Centerpoint Energy Resources Corp., Series B, Senior Note	7.875%	04/01/2013	190,000	219,514
Kinder Morgan, Inc., Senior Note	6.500%	09/01/2012	105,000	111,696
Panhandle Eastern Pipe Line, Senior Note	4.800%	08/15/2008	115,000	115,244
				446,454
Real Estate: 0.3%
Societe Generale Real Estate Co., LLC, Note, 144A	7.640%	12/29/2049	90,000	99,692

Retail: 0.7%
Wal-Mart Stores, Inc., Note	6.550%	08/10/2004	245,000	245,208

Savings & Loans: 0.9%
Golden West Financial Corp., Note	4.125%	08/15/2007	115,000	116,850
Washington Mutual, Inc., Note	7.500%	08/15/2006	190,000	205,759
				322,609
Semiconductors: 0.3%
Texas Instruments, Inc., Senior Note	7.000%	08/15/2004	100,000	100,157

Telecommunications: 2.4%
Deutsche Telekom International Finance BV, Note	8.500%	06/15/2010	90,000	106,151
Sprint Capital Corp., Note	8.375%	03/15/2012	255,000	298,767
TELUS Corp., Note	8.000%	06/01/2011	130,000	148,462
Verizon Global Funding Corp., Note	7.250%	12/01/2010	245,000	275,882
				829,262
Transportation: 0.1%
FedEx Corp., Note, 144A	3.500%	04/01/2009	45,000	43,438

Total Corporate Obligations (Cost - $15,035,332)				15,214,573

SOVEREIGN DEBT OBLIGATIONS: 0.9%
Mexico: 0.9%
United Mexican States	6.375%	01/16/2013	305,000	311,252

Total Sovereign Debt Obligations (Cost - $307,388)				311,252

ASSET BACKED SECURITIES: 2.4%
Aames Mortgage Trust, Series 1999-1, Class AF	7.290%	07/15/2029	56,888	58,403
Aames Mortgage Trust, Series 1999-2, Class AF	7.589%	10/15/2029	70,554	73,156
Cityscape Home Equity Loan Trust, Series 1996-3, Class A8	7.650%	09/25/2025	30,929	30,899
Contimortgage Home Equity Loan Trust, Series 1996-2, Class A8	7.900%	07/15/2027	140,139	140,069
Delta Funding Home Equity Loan Trust, Series 1999-3, Class A1F	7.462%	09/15/2029	19,579	20,736
EQCC Home Equity Loan Trust, Series 1993-3, Class A7F	7.448%	08/25/2030	19,377	19,931
Falcon Franchise Loan LLC, Series 2001-1, Class A1	7.382%	05/05/2010	298,812	317,828
New Century Home Equity Loan Trust, Series 1999-NCB, Class A7	7.540%	06/25/2029	20,005	20,532
New Century Home Equity Trust, Series 1999-NCB, Class A4	7.530%	09/25/2028	17,635	17,728
Soundview Home Equity Loan ABC, Series 2001-1, Class A	6.265%	04/15/2031	90,325	92,783
UCFC Home Equity Loan, Series 1997-C, Class A7	6.845%	01/15/2029	44,136	44,099
Total Asset Backed Securities (Cost - $832,167)				836,164

REPURCHASE AGREEMENTS: 2.1%
Investors Bank & Trust Company Repurchase Agreement, in the amount of $740,952: Issued 7/30/04 (collateralized by $766,682 par of FNMA, 2.511% due 1/01/2021 with a market value of $778,001) (Cost - $740,952)	1.000%	08/02/2004	740,952	740,952

Total Investments: 99.2% (Cost - $34,449,105)	34,560,984

OTHER ASSETS, NET OF LIABILITIES: 0.8%	266,423

NET ASSETS: 100.0%	$34,827,407

Summary of Abbreviations
a	See note 2 to the Financial Statements
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt  from registration, normally to qualified buyers. At July 31, 2004, the aggregate value of the securities is $1,577,681 or 4.5% of the net assets.

MTN	Medium-Term Note

See Notes to the Financial Statements.

The components of net unrealized appreciation of investments for federal tax purposes at July 31, 2004 for the Intermediate Bond Fund Portfolio is as follows:

Portfolio	Appreciation	Depreciation	Net Appreciation (Depreciation)	Cost for Federal Tax Purposes
Intermediate Bond Fund	$309,894	$(199,313)	$110,581	$34,450,403

Seix Funds, Inc.

Seix Limited Duration Fund

Portfolio of Investments (unaudited)

July 31, 2004

	Coupon Rate	Maturity	Par/Face	Value (a)

U.S. GOVERNMENT & AGENCY OBLIGATIONS: 45.3%
U.S. Treasury Obligations: 45.3%
U.S. Treasury Note	1.875%	09/30/2004	18,000,000	$18,014,058
U.S. Treasury Note	2.125%	10/31/2004	16,000,000	16,025,632
U.S. Treasury Note	6.000%	08/15/2004	9,750,000	9,766,380
U.S. Treasury Note	7.250%	08/15/2004	18,000,000	18,037,962
				61,844,032
Total U.S. Government & Agency Obligations (Cost - $61,859,461)				61,844,032

ASSET BACKED SECURITIES: 49.7%
American Express Credit Account Master Trust, Series 2000-2, Class A, (FRN)	1.328%	09/17/2007	1,378,000	1,379,177
American Express Master Trust, Series 2002-2, Class A, (FRN)	1.430%	05/15/2006	1,176,500	1,177,158
BA Master Credit Card Trust, Series 2001-A, Class A, (FRN)	1.220%	06/15/2008	4,520,000	4,527,829
Citibank Credit Card Master Trust, Series 2002-A5, Class A5, (FRN)	1.560%	09/17/2007	6,292,000	6,292,963
Countrywide Asset-Backed Securities, Inc., Series 2002-D, (FRN)	1.334%	08/15/2028	2,912,101	2,906,134
Countrywide Home Equity Loan Trust, Series 2002-B, (FRN)	1.489%	04/15/2028	3,663,722	3,663,506
FHLMC, Series T-049, Class AV, (FRN)	1.250%	12/25/2032	4,034,935	4,037,788
Fleet Home Equity Loan Trust, Series 2003-1, Class A, (FRN)	1.350%	01/20/2033	3,978,734	3,979,745
FNMA, Series 2002-T10, Class A1, (FRN)	1.220%	06/25/2032	3,190,000	3,179,817
FNMA, Series 2002-T13, Class A1, (FRN)	1.220%	08/25/2032	3,540,144	3,539,326
FNMA, Series 2003-T4, Class 1A, (FRN)	1.410%	09/26/2033	4,521,956	4,523,326
Greenpoint Home Equity Loan Trust, Series 2001-1, Class A2, (FRN)	1.324%	04/15/2027	684,230	685,608

Greenpoint Home Equity Loan Trust, Series 2003-1, Class 1, (FRN)	1.650%	04/15/2029	1,871,080	1,872,818
MBNA Master Credit Card Trust II, Series 1995-A, Class A, (FRN)	1.370%	01/16/2007	4,045,000	4,045,279
MBNA Master Credit Card Trust II, Series 2001-4A, Class A, (FRN)	1.510%	02/15/2007	5,190,000	5,190,576
Mellon Bank Home Equity Loan Trust, Series 2001-1, Class A, (FRN)	1.340%	03/20/2027	3,673,153	3,672,132
Merrill Lynch Home Equity Loan, Series 1997-1, Class A, (FRN)	1.270%	09/25/2027	403,905	403,581
Residential Asset Securities Corp., Series 2003-KS4, Class A2B, (FRN)	1.431%	06/25/2033	3,553,217	3,559,794
Residential Funding Mortgage Securities II, Series 2003-HS1, Class AII, (FRN)	1.380%	12/25/2032	2,354,627	2,357,177
Structured Asset Securities Trust, Series 2002-BC1, Class A, FSA, (FRN)	1.580%	01/25/2032	3,557,004	3,555,937
Wachovia Asset Securitization, Inc., Series 2003-HE1, Class A1, (FRN)	1.380%	03/25/2033	3,313,222	3,314,895
Total Asset Backed Securities (Cost - $67,869,194)				67,864,566

REPURCHASE AGREEMENTS: 4.3%
Investors Bank & Trust Company Repurchase Agreement, in the amount of $5,960,053: Issued 7/30/04 (collateralized by $6,251,199 par of FNMA, 4.126% due 1/01/2033 with a market value of $6,258,055) (Cost - $5,960,053)	1.000%	08/02/2004	5,960,053	5,960,053

Total Investments: 99.3% (Cost - $135,688,708)				135,668,651

OTHER ASSETS, NET OF LIABILITIES: 0.7%				910,156

NET ASSETS: 100.0%				$136,578,807

Summary of Abbreviations
a	See note 2 to the Financial Statements
FRN	Floating Rate Note

See Notes to the Financial Statements.

The components of net unrealized appreciation of investments for federal tax purposes at July 31, 2004 for the Limited Duration Fund Portfolio is as follows:

Portfolio	Appreciation	Depreciation	Net Appreciation (Depreciation)	Cost for Federal Tax Purposes
Limited Duration Fund	$19,474	$(43,135)	$(23,661)	$135,692,311

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Seix Funds, Inc.

By (Signature and Title)	/s/ Christina Seix
Christina Seix, Chairman of the Board and Principal Executive Officer

Date	September 7, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christina Seix
Christina Seix, Chairman of the Board and Principal Executive Officer

Date	September 7, 2004

By (Signature and Title)	/s/ John Talty
John Talty, President and Treasurer, Principal Financial Officer

Date	September 7, 2004